Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2018
Notes to Consolidated Financial Statements [Abstract]
Composition of employee benefits	Composition of employee benefits:
As at December 31
2018	2017
$ millions	$ millions

Fair value of plan assets	518	631
Termination benefits	(111)	(142)
Defined benefit obligation	(860)	(1,068)
	(453)	(579)

Composition of fair value of the plan assets

Composition of fair value of the plan assets:

As at December 31
2018	2017
$ millions	$ millions

Equity instruments
With quoted market price	200	197

Debt instruments
With quoted market price	164	179
Without quoted market price	119	145
	283	324

Deposits with insurance companies	35	110

	518	631

Movement in net defined benefit assets (liabilities)

E. Movement in net defined benefit assets (liabilities) and in their components:

Fair value of plan assets		Defined benefit obligation		Defined benefit obligation, net
2018	2017	2018	2017	2018	2017
$ millions	$ millions	$ millions	$ millions	$ millions	$ millions

Balance as at January 1	631	552	(1,068)	(934)	(437)	(382)

Income (costs) included in profit or loss:
Current service costs	-	-	(24)	(24)	(24)	(24)
Interest income (costs)	14	17	(26)	(29)	(12)	(12)
Past service cost	-	-	7	-	7	-
Effect of movements in exchange rates, net	(17)	23	37	(39)	20	(16)
Included in other comprehensive income:
Actuarial gains (losses) deriving from changes in financial assumptions	-	-	71	(42)	71	(42)
Other actuarial gains (losses)	(15)	25	-	-	(15)	25
Change in respect to translation differences, net	(19)	36	21	(65)	2	(29)
Other movements:
Benefits paid	(38)	(36)	73	64	35	28
Conversion to defined contribution plans	(49)	-	49	-	-	-
Transferred to assets held for sale	-	-	-	1	-	1
Employer contribution	11	14	-	-	11	14
Balance as at December 31	518	631	(860)	(1,068)	(342)	(437)

The actual return (loss) on plan assets in 2018 is $(-1) million compare with $42 million in 2017 and $47 million in 2016.

Actuarial assumptions

Principal actuarial assumptions as of the reporting date (expressed as weighted averages):

For the year ended December 31
2018	2017	2016
%	%	%

Discount rate as at December 31	3.0	2.7	2.9
Future salary increases	3.3	3.2	2.6
Future pension increase	2.2	2.2	2.2

The assumptions regarding the future mortality rate are based on published statistics and accepted mortality tables.

Sensitivity analysis

Assuming all other assumptions remain constant, the following reasonable possible changes effect the defined benefit obligation as of the date of the financial statements in the following manner:

December 2018
Decrease 10%	Decrease 5%	Increase 5%	Increase 10%
$ millions	$ millions	$ millions	$ millions

Significant actuarial assumptions
Salary increase	18	9	(9)	(18)
Discount rate	(32)	(16)	16	32
Mortality table	(17)	(9)	9	17